Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Bank Borrowings

10. Bank Borrowings

As of December 31, 2024 and 2023, bank borrowings consisted of the following:

				Outstanding
	Nature of			principal amount
	banking		Amount of	as of December 31,
Bank facility Provider	facility	Tenor	banking facility	2024	2023
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,480,918)	$1,761,048	$1,646,597
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,294,656)	3,416,955	3,575,653
DBS Bank (Hong Kong) Limited (“DBS”)	Accounting payable financing	Maximum 120 days	HK$10,500,000 (approximately $1,344,275)	—	550,039
				5,178,003	5,772,289
Less: non-current portion				(3,225,899)	(3,411,887)
Bank borrowings, current				$1,952,104	$2,360,402

These bank borrowings were primarily obtained for general working capital.

SCB banking facility

Under the banking facility letter dated May 5, 2020 and subsequent amendments made on October 21, 2021, Shanghai Commercial Bank Limited (“SCB”), a bank in Hong Kong, extended a banking facility to Top Win and Top Pride International Ltd. (“Top Pride”). Top Pride was a related party of the Company up to October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. The facility comprises:

(i)	trade financing of HK$35,000,000 (approximately $4,480,918) or an equivalent amount in other currencies shared between the Group and Top Pride and at an interest rate of 2% p.a. over 1-month HIBOR for Hong Kong Dollars, 2% p.a. over the applicable Benchmark for U.S. Dollars, Euros, and Swiss Francs, and 2% p.a. over 1-month SIBOR for Singapore Dollars, with a minimum interest rate at 3.75% p.a. for U.S. Dollars, Euros, and Swiss Francs, and a maximum tenor of 120 days. These bank borrowings are classified as current liability on the consolidated balance sheets since they are scheduled to mature within one year;

(ii)	instalment loan of HK$33,545,132 (approximately $4,294,656) to the Group at an interest rate of 2% p.a. over 1, 2, or 3-month HIBOR, to be repaid in full by March 27, 2037 in monthly installments. Among the outstanding principal of $3,416,955, $191,056 is repayable within one year by installments and is classified as current liability, whilst the remaining portion of $3,225,899 is long-term obligation and is reclassified as long-term liability on the consolidated balance sheets.

The securities provided under the SCB banking facility include (i) a pledge of the property located at 33/F, Sunshine Plaza, 353 Lockhart Road, Hong Kong, which is owned by New Harvest Investment Holding Ltd (“New Harvest”), a company controlled by Mr. Sit Hon; (ii) a personal guarantee given by Mr. Sit Hon in the amount of HK$96,100,000 (approximately $12,000,000). No other significant covenants are identified in the SCB banking facility.

Although Mr. Sit Hon, New Harvest, and Top Pride ceased to be related parties of the Group as of October 29, 2024, these parties have remained committed to providing the aforementioned securities to secure the Group’s banking facility. The terms of the existing banking facility remain in full force and effect.

As of December 31, 2024 and 2023, the Company utilized revolving trade financing in the amounts of $1,761,048 and $1,646,597, respectively, and installment loan totaling $3,416,955 and $3,575,653 under the SCB banking facility. As of December 31, 2024 and 2023, Top Pride did not utilize the shared banking facility extended by SCB.

DBS banking facility

On November 30, 2021, DBS Bank (Hong Kong) Limited extended a banking facility to the Group and its related party, Top Pride. The facility comprises account payable financing HK$10,500,000 (approximately $1,344,275) shared between Top Win and Top Pride, at an interest rate of 2% p.a. over the 1-month HIBOR for Hong Kong Dollars and 2% p.a. over the bank’s 1-month cost of funds for other currencies, with a minimum interest rate at 3.75% p.a. for currencies other than Hong Kong Dollars, and a maximum tenor of 120 days. These bank borrowings are classified as current liability on the consolidated balance sheets since they are scheduled to mature within one year.

The securities provided under the DBS banking facility include: (i) a cash deposit of HK$2,944,490 (approximately $376,972) placed by Top Win in favour of DBS with all interest accrued thereon for the account; (ii) personal guarantee and indemnity for an unlimited amount executed by Mr. Sit Hon; (iii) a guarantee and indemnity for an unlimited amount executed by Mrs. Ho Ling Fung, who is Mr. Sit Hon’s mother; (iv) guarantee and indemnity for an unlimited amount executed by New Harvest; (v) guarantee and indemnity for an unlimited amount executed by Top Pride; and (vi) assignment of the Sun Life Insurance policy.

On September 24, 2024, DBS Bank (Hong Kong) Limited amended certain terms of its banking facility. The interest rate for account payable financing in currencies other than Hong Kong Dollars was adjusted to 1.75% p.a. over the bank’s 1-month cost of funds for those currencies, with a minimum interest rate of 3.5% p.a. The interest rate for Hong Kong Dollars remains unchanged from the original bank facility letter. Additionally, the security in the form of “a guarantee and indemnity for an unlimited amount executed by Mrs. Ho Ling Fung” was removed from the bank facility letter. For the years ended December 31, 2024, and 2023, the Group met all covenant requirements under the banking facility.

Although Mr. Sit Hon, New Harvest, and Top Pride ceased to be related parties of the Group as of October 29, 2024, these parties have remained committed to providing the aforementioned securities to secure the Group’s banking facility. The terms of the existing banking facility remain in full force and effect.

As of December 31, 2024 and 2023, the Company utilized accounting payable financing in the amounts of $nil and $550,039, respectively, under the DBS banking facility. As of December 31, 2024 and 2023, Top Pride did not utilize the shared banking facility extended by DBS.

For the years ended December 31, 2024, 2023 and 2022, the weighted average annual interest rates for the bank loans were approximately 5.47%, 5.84% and 2.91%, respectively. Interest expenses for the years ended December 31, 2024, 2023 and 2022, were $283,024, $336,817 and $170,535, respectively.

The table below summarizes the remaining contractual maturities of the bank borrowings as of December 31, 2024. The bank borrowings are categorized by the years in which repayments are due:

During the years ended December 31,
2025	$2,162,215
2026	401,167
2027	401,167
2028	401,167
2029 and after	3,309,631
Total repayments of bank loans	6,675,347
Less: imputed interest	(1,497,344)
Balance recognized as at December 31, 2024	$5,178,003

As of the April 30, 2025, a total of $1,825,758 of the bank loans been repaid.

Subsequently, on January 14, 2025, DBS Bank (Hong Kong) Limited further amended certain terms of its banking facility. The facility limit for Accounts Payable Financing was adjusted from HK$10,500,000 (approximately $1.3 million) to HK$4,500,000 (approximately $0.6 million). Additionally, the security in the form of “assignment of the Sun Life Insurance policy” was removed, and the security term “personal guarantee and indemnity for an unlimited amount executed by Mr. Ngai Kwan” was added in the bank facility letter.